Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2013
Change In Benefit Obligations, Change In Plan Assets, Funded Status, Amounts Recognized on Balance Sheet, and Amounts Recognized In Accumulated Other Comprehensive Income (Pretax)

The following tables summarize benefit costs, as well as the benefit obligations, plan assets, funded status and rate assumptions associated with pension and postretirement health care and life insurance benefit plans.

Obligations and Funded Status

			(dollars in millions)
	Pension		Health Care and Life
At December 31,	2013	2012	2013	2012
Change in Benefit Obligations
Beginning of year	$26,773	$30,582	$26,844	$27,369
Service cost	395	358	318	359
Interest cost	1,002	1,449	1,095	1,284
Plan amendments	(149)	183	(119)	(1,826)
Actuarial (gain) loss, net	(2,327)	6,074	(3,576)	1,402
Benefits paid	(1,777)	(2,735)	(1,520)	(1,744)
Curtailment and termination benefits	4	–	–	–
Annuity purchase	–	(8,352)	–	–
Settlements paid	(889)	(786)	–	–

End of year	$23,032	$26,773	$23,042	$26,844

Change in Plan Assets
Beginning of year	$18,282	$24,110	$2,657	$2,628
Actual return on plan assets	1,388	2,326	556	312
Company contributions	107	3,719	1,360	1,461
Benefits paid	(1,777)	(2,735)	(1,520)	(1,744)
Settlements paid	(889)	(786)	–	–
Annuity purchase	–	(8,352)	–	–

End of year	$17,111	$18,282	$3,053	$2,657

Funded Status

End of year	$(5,921)	$(8,491)	$(19,989)	$(24,187)

			(dollars in millions)
	Pension		Health Care and Life
At December 31,	2013	2012	2013	2012
Amounts recognized on the balance sheet
Noncurrent assets	$339	$236	$–	$–
Current liabilities	(137)	(129)	(710)	(766)
Noncurrent liabilities	(6,123)	(8,598)	(19,279)	(23,421)

Total	$(5,921)	$(8,491)	$(19,989)	$(24,187)

Amounts recognized in Accumulated Other Comprehensive Income (Pre-tax)
Prior Service Benefit (Cost)	$25	$181	$(2,120)	$(2,247)

Total	$25	$181	$(2,120)	$(2,247)

Information for Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets

Information for pension plans with an accumulated benefit obligation in excess of plan assets follows:

	(dollars in millions)
At December 31,	2013	2012
Projected benefit obligation	$22,610	$26,351
Accumulated benefit obligation	22,492	26,081
Fair value of plan assets	16,350	17,623

Benefit or (Income) Cost Related to Pension and Postretirement Health Care and Life Insurance

The following table summarizes the benefit (income) cost related to our pension and postretirement health care and life insurance plans:

				(dollars in millions)
	Pension			Health Care and Life
Years Ended December 31,	2013	2012	2011	2013	2012	2011
Service cost	$395	$358	$307	$318	$359	$299
Amortization of prior service cost (credit)	6	(1)	72	(247)	(89)	(57)

Subtotal	401	357	379	71	270	242
Expected return on plan assets	(1,245)	(1,795)	(1,976)	(143)	(171)	(163)
Interest cost	1,002	1,449	1,590	1,095	1,284	1,421

Subtotal	158	11	(7)	1,023	1,383	1,500
Remeasurement (gain) loss, net	(2,470)	5,542	4,146	(3,989)	1,262	1,787

Net periodic benefit (income) cost	(2,312)	5,553	4,139	(2,966)	2,645	3,287
Curtailment and termination benefits	4	–	–	–	–	–

Total	$(2,308)	$5,553	$4,139	$(2,966)	$2,645	$3,287

Other Pretax Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Income) Loss

Other pre-tax changes in plan assets and benefit obligations recognized in other comprehensive (income) loss are as follows:

			(dollars in millions)
	Pension		Health Care and Life
At December 31,	2013	2012	2013	2012
Prior service cost	$(149)	$183	$(119)	$(1,826)
Reversal of amortization items
Prior service cost	(6)	1	247	89

Total recognized in other comprehensive (income) loss (pre-tax)	$(155)	$184	$128	$(1,737)

Weighted Average Assumptions Used in Determining Benefit Obligations and Net Periodic Cost

The weighted-average assumptions used in determining benefit obligations follow:

	Pension		Health Care and Life
At December 31,	2013	2012	2013	2012
Discount Rate	5.00%	4.20%	5.00%	4.20%
Rate of compensation increases	3.00	3.00	N/A	N/A

The weighted-average assumptions used in determining net periodic cost follow:

	Pension			Health Care and Life
At December 31,	2013	2012	2011	2013	2012	2011
Discount Rate	4.20%	5.00%	5.75%	4.20%	5.00%	5.75%
Expected return on plan assets	7.50	7.50	8.00	5.60	7.00	6.00
Rate of compensation increases	3.00	3.00	3.00	N/A	N/A	N/A

Health Care Cost Trend Rates

The assumed health care cost trend rates follow:

	Health Care and Life
At December 31,	2013	2012	2011
Healthcare cost trend rate assumed for next year	6.50%	7.00%	7.50%
Rate to which cost trend rate gradually declines	4.75	5.00	5.00
Year the rate reaches the level it is assumed to remain thereafter	2020	2016	2016

Effects of One Percentage Point Change in Assumed Health Care Cost Trend Rates

A one-percentage point change in the assumed health care cost trend rate would have the following effects:

	(dollars in millions)
One-Percentage Point	Increase	Decrease
Effect on 2013 service and interest cost	$184	$(150)
Effect on postretirement benefit obligation as of December 31, 2013	2,539	(2,086)

Reconciliation of Beginning and Ending Balance of Pension Plan Assets Measured at Fair Value

The following is a reconciliation of the beginning and ending balance of pension plan assets that are measured at fair value using significant unobservable inputs:

				(dollars in millions)
	Corporate Bonds	Real Estate	Private Equity	Hedge Funds	Total
Balance at January 1, 2012	$189	$2,158	$6,055	$662	$9,064
Actual gain on plan assets	12	84	146	43	285
Purchases and sales	(14)	(224)	(1,162)	(147)	(1,547)
Transfers in	9	–	–	–	9

Balance at December 31, 2012	$196	$2,018	$5,039	$558	$7,811
Actual gain on plan assets	12	81	674	84	851
Purchases and sales	(13)	(315)	(1,732)	(124)	(2,184)
Transfers in (out)	(33)	–	(39)	678	606

Balance at December 31, 2013	$162	$1,784	$3,942	$1,196	$7,084

Expected Benefit Payments to Retirees

The benefit payments to retirees are expected to be paid as follows:

	(dollars in millions)
Year	Pension Benefits	Health Care and Life
2014	$2,980	$1,582
2015	2,280	1,574
2016	1,742	1,538
2017	1,666	1,506
2018	1,377	1,474
2019-2023	6,712	6,846

Schedule of Recorded Severance Liability

The following table provides an analysis of our actuarially determined severance liability recorded in accordance with the accounting standard regarding employers’ accounting for postemployment benefits:

				(dollars in millions)
Year	Beginning of Year	Charged to Expense	Payments	Other	End of Year
2011	$1,569	$32	$(474)	$(14)	$1,113
2012	1,113	396	(531)	32	1,010
2013	1,010	134	(381)	(6)	757

Pension
Fair Values for Plans by Asset Category

The fair values for the pension plans by asset category at December 31, 2013 are as follows:

			(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$968	$881	$87	$–
Equity securities	4,200	3,300	900	–
Fixed income securities
U.S. Treasuries and agencies	1,097	691	406	–
Corporate bonds	2,953	212	2,579	162
International bonds	364	51	313	–
Other	3	–	3	–
Real estate	1,784	–	–	1,784
Other
Private equity	3,942	–	–	3,942
Hedge funds	1,800	–	604	1,196

Total	$17,111	$5,135	$4,892	$7,084

The fair values for the pension plans by asset category at December 31, 2012 are as follows:

			(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$1,618	$1,586	$32	$–
Equity securities	2,944	2,469	475	–
Fixed income securities
U.S. Treasuries and agencies	1,589	1,125	464	–
Corporate bonds	2,456	35	2,225	196
International bonds	601	140	461	–
Other	210	–	210	–
Real estate	2,018	–	–	2,018
Other
Private equity	5,039	–	–	5,039
Hedge funds	1,807	–	1,249	558

Total	$18,282	$5,355	$5,116	$7,811

Postretirement Benefit Plans
Fair Values for Plans by Asset Category

Health Care and Life Plans

The fair values for the other postretirement benefit plans by asset category at December 31, 2013 are as follows:

			(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$237	$12	$225	$–
Equity securities	2,178	1,324	854	–
Fixed income securities
U.S. Treasuries and agencies	121	94	27	–
Corporate bonds	252	45	207	–
International bonds	104	18	86	–
Other	161	40	121	–

Total	$3,053	$1,533	$1,520	$–

The fair values for the other postretirement benefit plans by asset category at December 31, 2012 are as follows:

			(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$291	$13	$278	$–
Equity securities	1,753	1,004	749	–
Fixed income securities
U.S. Treasuries and agencies	118	80	38	–
Corporate bonds	192	11	181	–
International bonds	189	72	117	–
Other	114	–	114	–

Total	$2,657	$1,180	$1,477	$–